Share capital and share-based compensation - Information related to stock option (Details)	Jun. 30, 2019 CAD ($) shares year	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2017 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	9,970,616	8,123,475	8,819,525
Weighted average remaining contractual life (in years) | year	4.78
Weighted average exercise price (in CAD per share)	$ 4.38	$ 6.41	$ 6.93
$1.50 - $3.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	5,034,016	655,625
Weighted average remaining contractual life (in years) | year	6.33
Weighted average exercise price (in CAD per share)	$ 1.66	$ 2.03
$3.50 - $5.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	300,000	1,170,000
Weighted average remaining contractual life (in years) | year	5.26
Weighted average exercise price (in CAD per share)	$ 5.47	$ 4.43
$5.50 - $7.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,672,100	4,027,100
Weighted average remaining contractual life (in years) | year	4.18
Weighted average exercise price (in CAD per share)	$ 6.43	$ 6.57
$7.50 - $9.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,964,500	2,270,750
Weighted average remaining contractual life (in years) | year	1.53
Weighted average exercise price (in CAD per share)	$ 8.37	$ 8.40
Bottom of range | $1.50 - $3.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	1.50
Bottom of range | $3.50 - $5.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	3.50
Bottom of range | $5.50 - $7.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	5.50
Bottom of range | $7.50 - $9.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	7.50
Top of range | $1.50 - $3.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	3.49
Top of range | $3.50 - $5.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	5.49
Top of range | $5.50 - $7.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	7.49
Top of range | $7.50 - $9.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	$ 9.49